Related Party Transactions - Summary of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchased power	$ 3,724	$ 3,579
Revenues	7,740	7,185
Capital contribution received from OPG	12	14
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,374	2,238
Funding received related to CDM programs	3	1
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	20	13
Capital contribution received from OPG	5	3
Costs related to the purchase of services	2	2
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	7	7
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	2	1
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	10	8
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Dividends paid	652	620
Stock-based compensation costs	5	6
Hydro One Broadband Solutions Inc. [Member]
Related Party Transaction [Line Items]
Increase (decrease) in capital contribution from HOBSI	(2)	3
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,031	1,065
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount	7	7
Revenues for services [Member] | Hydro One Broadband Solutions Inc. [Member]
Related Party Transaction [Line Items]
Revenues	1	0
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,080	1,826
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	2,062	1,832
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	247	245
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,660	5,359
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	35	35
Energy Service [Member] | Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues	2	2
Energy Service [Member] | Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power	$ 26	$ 24
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.20%